FAIR VALUE MEASUREMENT - Roll forward of major Level 3 investments (Details) - Unobservable inputs (Level 3) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Roll forward of major Level 3 investments
Fair value of Level 3 investments, beginning balance	¥ 2,856	¥ 2,548
Transfer into/out of Level 3	(35)	563
New addition	704	54
Disposal of investments	(66)	(25)
Effect of exchange rate change	(44)	(131)
The change in fair value of the investments	(61)	(153)
Fair value of Level 3 investment, ending balance	¥ 3,354	¥ 2,856